4. OTHER FINANCING RECEIVABLES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Gross other financing receivables	$ 292,425	$ 242,543
Less: Provision for credit losses	(13,465)	(7,194)
Net other financing receivables, net	278,960	235,349
Current
Gross other financing receivables	246,211	208,159
Less: Provision for credit losses	0	0
Net other financing receivables, net	246,211	208,159
Past Due
Gross other financing receivables	46,214	34,384
Less: Provision for credit losses	(13,465)	(7,194)
Net other financing receivables, net	$ 32,749	$ 27,190